LEASES (Tables)	12 Months Ended
Dec. 25, 2021
Schedule of lease costs

Lease costs under non-cancelable operating leases on December 25, 2021 and December 26, 2020 are as follows (in thousands):

	2021	2020
Operating lease cost	$30,054	$21,594
Short-term lease cost	5,264	2,863
Variable lease cost	4,761	3,985
Sublease income	(3,109)	(1,013)
Total lease cost	$36,970	$27,429

Future Minimum Lease Payments

Future minimum payments under non-cancelable operating leases on December 25, 2021 are as follows (in thousands):

Operating
Leases
2022	$26,378
2023	21,040
2024	15,842
2025	13,164
2026	11,140
Thereafter	27,123
Total minimum lease payments	$114,687
Less present value discount	(14,900)
Total lease liability	$99,787